INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

27.   INCOME TAXES

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Group is not subject to tax on income or capital gains. Additionally, upon payments of dividends by Yintech to its shareholders, neither Cayman Islands nor BVI withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The subsidiaries incorporated in PRC file separate tax returns in the PRC. The PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law. Under the Enterprise Income Tax Law and its implementation regulations issued by the State Council, a 10% PRC withholding tax is applicable to dividends payable by a resident enterprise to investors that are non-resident enterprises, to the extent such dividends are derived from sources within the PRC, subject to any reduction set forth in applicable tax treaties.

United States

The Company's subsidiary incorporated in the United States is subject to income tax charges calculated on the basis of the tax laws enacted.

New Zealand

The Company's subsidiary incorporated in New Zealand is subject to income tax at 28% on the basis of the tax laws enacted.

Pretax income/(loss) consists of the following for the years ended 31 December:

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	(Note2) USD
				Unaudited

PRC	648,922	(887,837)	200,263	28,765
Cayman	(8,218)	(5,677)	(6,671)	(958)
Hong Kong	(2,348)	20,129	33,865	4,864
United States	(1,814)	636	(6,394)	(918)
New Zealand	—	389	37,430	5,376
Total income/(loss) before income taxes	636,542	(872,360)	258,493	37,129

The pre-tax income/(losses) from non-PRC entities consist primarily of trading commissions, interest income/(losses) and administration expenses.

Income tax expense consists of the following for the years ended 31 December:

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	(Note2) USD
				Unaudited
Current tax expense:
PRC	134,350	62,196	67,789	9,737
Hong Kong	—	—	7,386	1,061
New Zealand	—	624	9,964	1,431
Deferred tax (benefit)/expense:
PRC	35,206	(61,108)	42,012	6,035
Hong Kong	—	(684)	774	111
Total income tax expense	169,556	1,028	127,925	18,375

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	(Note2) USD
				Unaudited
Current tax expense	134,350	62,820	85,139	12,229
Deferred tax (benefit)/expense	35,206	(61,792)	42,786	6,146
Total income tax expense	169,556	1,028	127,925	18,375

The reconciliation between the actual income tax expense and income tax computed by applying the PRC Corporate Income Tax rate of 25% to income before income taxes for the years ended December 31 is as follows:

		Year ended December 31,
	Note	2017	2018	2019	2019
		RMB	RMB	RMB	(Note2) USD
					Unaudited
Income taxes at PRC statutory income tax rate of 25%		159,136	(218,090)	64,623	9,283
Differential tax rates for non-PRC entities		2,053	(439)	(39)	(6)
Preferential income tax rate inside the PRC	(i)	(127,602)	(6,896)	3,120	448
Change in the beginning-of-the-year balance of the valuation allowance due to a change in judgment about the realizability of deferred tax assets in future years		55,541	20,811	1,815	261
Current year change of valuation allowance on deferred tax assets		27,757	81,907	65,024	9,340
Distribution tax on PRC earnings		30,000	—	12,000	1,724
Non-deductible share-based compensation expense		42,429	6,748	6,466	929
Non-deductible bonus expense paid out of trust funds		—	—	6,483	931
Tax savings from additional deductions on certain research and development expenses	(ii)	(8,117)	(18,386)	(24,757)	(3,556)
(Non-taxable)/taxable gain on disposal of subsidiaries		(8,869)	541	—	—
Non-deductible loss on goodwill impairment		—	126,250	—	—
Interest on unrecognized tax benefits		—	4,267	12,369	1,777
Tax-exempt income		—	—	(36,504)	(5,243)
Change of tax rate impact		—	—	9,028	1,297
Distribution tax on VIE earnings		—	—	4,745	682
Other, net		(2,772)	4,315	3,552	508
Reported income taxes		169,556	1,028	127,925	18,375
Effective tax rate		27%	0.1%	49%	49%

(i)

Yin Sai was granted the qualification of an “eligible high-tech enterprise” in 2019 which retroactively entitles Yin Sai to a preferential tax rate of 15% for years ended December 31, 2018 to 2020, as long as it continues meeting the related requirements. Yin He You was granted the “qualified software enterprise” status in 2016 and is eligible for an income tax exemption for the year ended December 31, 2016, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2017 to 2019, as long as it continues meeting the related requirements. Gold Master Network was granted the “qualified software enterprise” status in 2016 and is eligible for an income tax exemption for the years ended December 31, 2016 and 2017, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2018 to 2020, as long as it continues meeting the related requirements. Yi Shi was granted the “qualified software enterprise” status in 2019 and is eligible for an income tax exemption for the years ended December 31, 2019 and 2020, and is entitled to a 50 percent reduction of income tax rate for the years ended December 31, 2021 to 2023, as long as it continues meeting the related requirements. Per share impact of such tax holiday is RMB 0.09, RMB 0.00 and RMB 0.00 for the years ended December 31, 2017, 2018 and 2019, respectively.

(ii)

This amount represents tax incentives relating to the research and development expenses of certain operating subsidiaries in the PRC, which enables the claim of an additional tax deduction of the qualified research and development expenses incurred. Prior to 2018, the tax incentive percentage was 50%. Starting from 2018 until the end of 2020, the percentage is 75%.

In assessing the recoverability of deferred tax assets, management considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the group’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing temporary differences and carryforwards.

Significant components of the Group’s deferred tax assets/ (liabilities) are presented below:

	Year ended December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited

Net operating loss carryforwards	61,877	101,166	14,532
Accrued social insurance	21,379	31,646	4,546
Advertising expense carryforwards	21,316	47,561	6,832
Deferred revenue	22,557	29,810	4,282
Impairment allowance of accounts receivable	3,527	3,527	507
Operating lease liabilities	—	7,559	1,086
Provision	—	344	49
Intangible assets	20,640	21,201	3,045
Unrealized loss on investment securities	4,745	—	—
Prepayments relating to operating lease	—	871	125
Total deferred tax assets	156,041	243,685	35,004
Less: Valuation allowance	(124,726)	(191,564)	(27,517)
Deferred tax assets, net of valuation allowance	31,315	52,121	7,487
Undistributed earnings of PRC entities	—	(12,000)	(1,724)
Intangible assets	(76,006)	(69,414)	(9,971)
Investment securities	—	(43,211)	(6,207)
Operating lease right-of-use assets	—	(8,432)	(1,211)
Undistributed earnings of VIE	—	(4,745)	(682)
Equipment and leasehold improvements	(3,688)	(5,582)	(801)
Total deferred tax liabilities	(79,694)	(143,384)	(20,596)
Deferred tax assets, net	31,239	27,206	3,908
Deferred tax liabilities, net	(79,618)	(118,469)	(17,017)

The valuation allowance for deferred tax assets as of January 1, 2018 and 2019 is 16.49 million and RMB 124.73 million, respectively. The net change in the total valuation allowance was an increase of RMB 66.83 million in 2019. The valuation allowance as of December 31, 2018 and 2019 was RMB 124.73 million and RMB 191.56 million respectively, which primarily related to net operating loss carryforwards, accrued social insurance, advertising expense carryforwards and deferred revenue that, in the judgment of management, are not more-likely than-not to be realized.

As at December 31, 2018, the Group has a  net operating loss carryforwards and advertising expense carryforwards for PRC income tax purpose of RMB 251.33 million and RMB 85.26 million, respectively. As at December 31, 2019, the Group has net operating loss carryforwards and advertising expense carryforwards for PRC income tax purpose of RMB 425.54 million and RMB 190.24 million, respectively. Net operating loss carryforwards will expire between 2020 and 2024. Advertising expense carryforwards can be carried forward indefinitely. The tax effect of the increase in all operating loss carryforwards for which a benefit was recognized for the years ended December 31, 2017, 2018 and 2019 were RMB 20.84 million, RMB 2.21 million and RMB 7.28 million, respectively. The tax benefit from utilization of operating loss carryforwards for which valuation allowance was recognized in prior years is RMB 8.5 million and 15.25 million for the years ended December 31, 2018 and 2019, respectively.

At December 31, 2017, 2018 and 2019, the Group had unrecognized tax benefits of nil, RMB 40.07 million and RMB 116.56 million, respectively. The unrecognized tax benefits pertain to income recognition under PRC’s tax laws and expense adjustments. The amount of unrecognized tax benefits which would have an impact on the Group’s effective tax rate are nil,  RMB 40.07 million and RMB 79.44 million as at December 31, 2017, 2018 and 2019, respectively.

No interest related to unrecognized tax benefit was accrued in 2017 due to the disposal of relevant subsidiaries. As of December 31, 2018 and 2019, interest on unrecognized tax benefits was RMB 4.27 million and RMB 16.64 million respectively, which was recorded as part of the income tax payable in the consolidated financial statements. For the year ended December 31, 2018 and 2019, interest expense recognised in relation to unrecognised tax benefits was RMB 4.27 million and RMB 12.37 million respectively, which was recorded under income tax expense in the consolidated statements of comprehensive income/(loss).

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

RMB
Balance at December 31, 2017	—
Increase based on tax positions taken in the prior year	40,067
Balance at December 31, 2018	40,067
Increase based on tax positions taken in the prior year	39,371
Increase based on tax positions expected to be taken in current year	37,118
Balance at December 31, 2019	116,556

The Group’s only major jurisdiction is China where tax returns generally remain open and subject to examination by tax authorities for tax years 2013 onwards.

As of December 31, 2019, the group recognized a deferred a tax liability of RMB 10 million and RMB 2 million for the expected earnings distribution of RMB 100 million and RMB 40 million based on the withholding tax rate of 10% and 5% respectively. After setting aside the expected distribution of RMB 140 million, the gross remaining balance of undistributed earnings from the foreign subsidiaries is approximately RMB 1.3 billion. The Group has not recognized a deferred tax liability for this temporary difference as it is indefinitely reinvested. The unrecognized deferred tax liability is approximately RMB 131.85 million as of December 31, 2019. If future changes in the business environment cause the Group to change its plan to such that some or all of the undistributed earnings are remitted, such temporary difference would become taxable.